Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of operations (unaudited) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
As Previously Reported [Member]
Revenues
Mining income	$ 2,992						$ 9,244
Product revenue	1,232						2,831
Services revenue	634						1,047
Total Revenues	4,858						13,122
Operating costs and expenses
Mining cost	377						852
Product cost	1,141						2,532
Services cost	364						606
Sales and marketing	319						619
General and administrative	3,363						7,727
Management Fees							321
Impairment of digital assets	325						325
Depreciation	1,279						2,824
Amortization of intangibles	143						264
Total Operating Costs and Expenses	7,311						16,070
Gain (Loss) from Operations	(2,453)						(2,948)
Other Income (Expenses)
Merger charges							(22,004)
Debt Restructuring fee							(2,000)
Change in fair value of debt conversion feature
Interest expense	(897)						(926)
Realized gain (loss) on sale of digital assets	3						91
Gain/(loss) on disposal of assets	(131)						(138)
Other expense, net	39						11	$ (2,991)
Total Other Income (Expense)	(986)						(24,966)
Income (Loss) before Income taxes and loss in equity method investee	(3,439)						(27,914)
Income tax benefit
Income (Loss) before Income in equity method investee	(3,439)						(27,914)
Share of net loss of equity method investee	(23)						(80)
Net Income (Loss)	$ (3,462)						$ (27,994)
Net Income (Loss) per share - basic (in Dollars per share)	$ (0.022)						$ (0.212)	$ (0.33)
Weighted Average Shares Outstanding - basic (in Shares)	159,448,204						131,863,780	139,061,084
Adjustments [Member]
Revenues
Mining income
Product revenue
Services revenue
Total Revenues
Operating costs and expenses
Mining cost
Product cost
Services cost
Sales and marketing
General and administrative
Management Fees
Impairment of digital assets
Depreciation
Amortization of intangibles
Total Operating Costs and Expenses
Gain (Loss) from Operations
Other Income (Expenses)
Merger charges
Debt Restructuring fee
Change in fair value of debt conversion feature	(814)						(814)
Interest expense	(424)						(424)
Realized gain (loss) on sale of digital assets
Gain/(loss) on disposal of assets
Other expense, net
Total Other Income (Expense)	(1,238)						(1,238)
Income (Loss) before Income taxes and loss in equity method investee	(1,238)						(1,238)
Income tax benefit
Income (Loss) before Income in equity method investee	(1,238)						(1,238)
Share of net loss of equity method investee
Net Income (Loss)	$ (1,238)						$ (1,238)
Net Income (Loss) per share - basic (in Dollars per share)	$ (0.007)						$ (0.01)
Weighted Average Shares Outstanding - basic (in Shares)	159,448,204						131,863,780
As Restated [Member]
Revenues
Mining income	$ 2,992						$ 9,244
Product revenue	1,232						2,831
Services revenue	634						1,047
Total Revenues	4,858						13,122
Operating costs and expenses
Mining cost	377						852
Product cost	1,141						2,532
Services cost	364						606
Sales and marketing	319						619
General and administrative	3,363						7,727
Management Fees							321
Impairment of digital assets	325						325
Depreciation	1,279						2,824
Amortization of intangibles	143						264
Total Operating Costs and Expenses	7,311						16,070
Gain (Loss) from Operations	(2,453)						(2,948)
Other Income (Expenses)
Merger charges							(22,004)
Debt Restructuring fee							(2,000)
Change in fair value of debt conversion feature	(814)						(814)
Interest expense	(1,321)						(1,350)
Realized gain (loss) on sale of digital assets	3						91
Gain/(loss) on disposal of assets	(131)						(138)
Other expense, net	39						11	$ (3,841)
Total Other Income (Expense)	(2,224)						(26,204)
Income (Loss) before Income taxes and loss in equity method investee	(4,677)						(29,152)
Income tax benefit
Income (Loss) before Income in equity method investee	(4,677)						(29,152)
Share of net loss of equity method investee	(23)						(80)
Net Income (Loss)	$ (4,700)	$ (25,743)	$ 1,210	$ 242	$ (38)	$ (45)	$ (29,232)
Net Income (Loss) per share - basic (in Dollars per share)	$ (0.029)						$ (0.222)	$ (0.39)
Weighted Average Shares Outstanding - basic (in Shares)	159,448,204						131,863,780	139,061,084